Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

August 15, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 106 to the Registration Statement on Form N-1A of DWS Alternative Asset Allocation Fund (the “Fund”, a series of DWS Market Trust (the “Registrant”). (Reg. Nos. Reg. Nos. 002-21789; 811-01236)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 106 under the Securities Act of 1933, as amended (the “Securities Act”), to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed pursuant to Rule 485(b) under the Securities Act.

The purpose of the Amendment is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to the Amendment relates to the amendment to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 31, 2013 as Post-Effective Amendment No. 105 under the Securities Act.  The Registrant has designated on the facing sheet to the Amendment that it become immediately effective upon filing.  No fees are required in connection with this filing.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

.s.Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price P.C.